Other Operating Expenses - Charges in Respect of Nigerian FCCPC Case - Additional Information (Details) - Competition investigations - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses	£ 0	£ 79	£ 0
Nigerian court
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses		£ 79